NOTE 24. Allowance for Credit Losses on Financing Receivables (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Balance at the beginning of the period	$ 5,544	$ 1,745
Provision during the period	14,550	4,271
Bad debts written off	(7,757)	(472)
Balance at the end of the period	$ 12,337	$ 5,544